Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization are Computed Using the Straight Line Method Over the Following Estimated Useful Lives (Details)	Dec. 31, 2024
Machinery and tools [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization are Computed Using the Straight Line Method Over the Following Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Leasehold Improvements [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization are Computed Using the Straight Line Method Over the Following Estimated Useful Lives (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Lesser of the lease term or the estimated useful lives of the assets
Minimum [Member] | Building [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization are Computed Using the Straight Line Method Over the Following Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Minimum [Member] | Office Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization are Computed Using the Straight Line Method Over the Following Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Vehicles [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization are Computed Using the Straight Line Method Over the Following Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Building [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization are Computed Using the Straight Line Method Over the Following Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Maximum [Member] | Office Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization are Computed Using the Straight Line Method Over the Following Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Maximum [Member] | Vehicles [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization are Computed Using the Straight Line Method Over the Following Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	7 years